Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Options [Line Items]
Ordinary shares subject to adjustments		2,069,280
Ordinary shares available for future issuance		462,706
Extension of contractual life	167,760
Life granted	3 years
Fair value compensation (in Dollars)		$ 46
Weighted average grant date fair value of share options granted (in Dollars per share)		$ 1.66	$ 0.51	$ 0.44
Share options exercised total amount (in Dollars)		$ 49
Unrecognized compensation expense (in Dollars)		$ 841
Weighted average period		1 year 3 months 29 days
Common Stock [Member]
Share Options [Line Items]
Share options exercised		168,447